Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues
Net advertising services	1,198,150	1,194,761	1,113,017	170,577
Paid services	178,131	133,020	95,828	14,686
Total revenues	1,376,281	1,327,781	1,208,845	185,263
Cost of revenues
Net advertising services	517,524	623,787	523,813	80,278
Paid services	78,319	59,543	35,473	5,436
Total cost of revenues	595,843	683,330	559,286	85,714
Gross profit
Net advertising services	680,626	570,974	589,204	90,299
Paid services	99,812	73,477	60,355	9,250
Total gross profit	780,438	644,451	649,559	99,549